LEASE LIABILITIES - Movements in the lease liabilities (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Movements in the lease liabilities
Balances at the beginning of the year	$ 15,550	$ 12,968
Additions (*)	17,417	13,109
Financial results, net (**)	2,906	2,929
Cash flows	(6,596)	(7,896)	$ (7,450)
Decreases (includes RECPAM)	(10,361)	(5,560)
At the end of the year	$ 18,916	$ 15,550	$ 12,968